RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 11 - RELATED PARTY TRANSACTIONS

From January through September 2018, we issued $26,125 notes to our CEO, a related party, bearing interest at 6% per annum, due on demand, with no conversion provision.

Our Notes Payable as of September 30, 2018 include $89,521 owed to our CEO, Michael Brown, and $133,843 owed to our CFO, Garry Lowenthal, for unpaid past salary compensation, payable on demand with an interest rate of 6% per annum. Messrs. Brown and Lowenthal each have the option to convert their respective outstanding Notes any time over a four-year period into unregistered common shares at a conversion rate of $.30 per share.

In February 2018 we granted 250,000 common shares, vesting quarterly, to a new director for agreeing to serve on our Board of Directors for one year. The foregoing Note 6 further describes this transaction.

Employment Agreements We have four employment agreements in effect with our chief executive officer, executive vice president, chief technology officer, and chief revenue officer. The terms of the agreements include base salaries of $51,667 per month in 2016 increasing to $66,667 per month in 2017.

Included in our notes payable are amounts due to officers for notes payable which were accepted by them for past due compensation or for working capital loans made to us. At December 31, 2017 and 2016, the amounts of such notes due to our officers was $270,639 and $405,176, respectively, payable on demand and having an interest rate of 6% per annum.

In April 2017 we issued a total of 1,100,562 shares of our common stock to our two principal officers in consideration for their conversion of a total of $330,168 of Notes they held for past due compensation into equity at $.30 per share.

In September 2017, we issued 250,000 shares of our common stock as a bonus to our Chief Financial Officer and 600,000 shares as a bonus to our Chief Technology Officer. Also, in September 2017, we provided contingent future grants for the future issuance of a total of 750,000 shares of our common stock which will vest annually over a four-year term commencing in September 2018 providing they remain employed by us, including 500,000 shares for our Chief Revenue Officer and 250,000 shares for our Chief Technology Officer.

In September 2017, we granted four-year stock options to purchase a total of 1,150,000 shares of our common stock, of which (i) options for 1,000,000 shares were granted to our Chief Revenue Officer having an exercise price of $.35 per share with 375,000 shares vested immediately and the balance of 625,000 shares vesting quarterly over its four-year term, and (ii) options for 150,000 shares were granted to a newly-hired software development employee having an exercise price of $.20 per share vesting quarterly over its four-year term.

In December 2017, we obtained a working capital loan for $76,000 from our Chief Executive Officer, which is due on demand and bears an interest rate of 6% per annum.